Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at banks	€ 5,166	€ 4,774
Money market securities	2,293	4,352
Other cash and cash equivalents	7,555	3,324
Total Cash and cash equivalents	€ 15,014	€ 12,450